Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by (used in) operating activities:
Net earnings	$ 705.1	$ 905.2	$ 1,025.1
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	1,093.8	996.3	951.7
Share-based compensation	90.2	101.0	99.8
Deferred income tax benefit	(87.2)	(47.7)	(96.3)
Changes in operating assets and liabilities, net of acquired assets and liabilities
Income taxes	(166.6)	(158.6)	(73.8)
Receivables	(127.3)	(89.7)	(51.9)
Inventories	98.2	49.9	(240.4)
Accounts payable and accrued liabilities	101.8	(322.0)	(55.3)
Other assets and liabilities	(11.0)	65.0	22.7
Net cash provided by operating activities	1,697.1	1,499.4	1,581.6
Cash flows provided by (used in) investing activities:
Additions to instruments	(300.5)	(240.3)	(311.7)
Additions to other property, plant and equipment	(224.5)	(203.8)	(291.1)
Net investment hedge settlements	(0.4)	22.1	33.4
Acquisition of intangible assets	(52.4)	(153.0)	(103.4)
Business combination investments, net of acquired cash	(1,393.2)	(276.3)	(134.9)
Other investing activities	(4.6)	(36.9)	28.8
Net cash used in investing activities	(1,975.7)	(888.1)	(778.9)
Cash flows provided by (used in) financing activities:
Net payments on revolving facilities		(50.0)	(325.0)
Proceeds from senior notes	2,492.1	1,436.3	499.8
Redemption of senior notes	(1,463.0)	(850.0)	(86.3)
Payments on term loans			(33.9)
Dividends paid to stockholders	(190.3)	(196.0)	(200.9)
Proceeds from employee stock compensation plans	39.7	82.1	101.1
Business combination contingent consideration payments	(25.0)	(3.5)	(10.3)
Debt issuance costs	(22.7)	(13.0)	(5.8)
Repurchase of common stock	(487.0)	(868.0)	(692.2)
Other financing activities	(17.7)	(22.4)	(10.1)
Net cash provided by (used in) financing activities	326.0	(484.5)	(763.5)
Effect of exchange rates on cash and cash equivalents	19.0	(17.1)	0.9
Increase in cash and cash equivalents	66.4	109.7	40.1
Cash and cash equivalents, beginning of year	525.5	415.8	375.7
Cash and cash equivalents, end of year	$ 591.9	$ 525.5	$ 415.8